                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

-------------------------------
NYSE Ticker Symbol - VMO
-------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                    11.62%
-----------------------------------------------------------------------
One-year total return(1)                                     21.96%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      9.00%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       7.72%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  8.11%
-----------------------------------------------------------------------
Commencement date                                           4/24/92
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.89%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.22%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                           0.990%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                           1.080%
-----------------------------------------------------------------------
Net asset value                                              $17.33
-----------------------------------------------------------------------
Closing common share market price                            $16.80
-----------------------------------------------------------------------
Six-month high common share market price (04/25/03)          $16.95
-----------------------------------------------------------------------
Six-month low common share market price (01/13/03)           $15.50
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax rate effective for calendar year 2003.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  70.7%
AA/Aa.............................   4.9%
A/A...............................  19.7%
BBB/Baa...........................   2.9%
B/B...............................   0.3%
Non-Rated.........................   1.5%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
Wholesale Electric................  16.5%
Health Care.......................  12.3%
General Purpose...................  12.0%
Airport...........................  10.7%
Public Building...................   7.4%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $16.6500                           $15.8750
6/93                                                                     $16.9500                           $15.8750
                                                                         $17.4400                           $16.2500
                                                                         $17.4400                           $16.0000
                                                                         $15.4100                           $14.1250
6/94                                                                     $15.2500                           $14.6250
                                                                         $14.9900                           $13.3750
                                                                         $14.3000                           $12.7500
                                                                         $15.6100                           $14.0000
6/95                                                                     $15.2300                           $13.8750
                                                                         $15.4800                           $13.5000
                                                                         $16.6200                           $13.5000
                                                                         $15.8200                           $13.7500
6/96                                                                     $15.6200                           $13.5000
                                                                         $15.9800                           $13.6250
                                                                         $16.2400                           $13.5000
                                                                         $15.9400                           $13.7500
6/97                                                                     $16.4600                           $14.5620
                                                                         $16.9400                           $15.1250
                                                                         $17.3300                           $15.5000
                                                                         $17.3000                           $15.6250
6/98                                                                     $17.2600                           $15.6250
                                                                         $17.8100                           $16.6875
                                                                         $17.5400                           $16.6875
                                                                         $17.3800                           $16.5625
6/99                                                                     $16.5400                           $15.1250
                                                                         $16.0500                           $13.8750
                                                                         $15.5000                           $13.1250
                                                                         $15.9000                           $13.2500
6/00                                                                     $15.9000                           $13.6250
                                                                         $16.1400                           $14.1250
                                                                         $17.0500                           $14.6250
                                                                         $17.2000                           $15.2300
6/01                                                                     $16.9600                           $15.3200
                                                                         $17.3500                           $15.8400
                                                                         $16.6200                           $15.5200
                                                                         $16.4800                           $14.8000
6/02                                                                     $17.0800                           $16.1400
                                                                         $18.2000                           $17.1700
                                                                         $17.2200                           $16.0300
                                                                         $17.2000                           $16.5500
4/03                                                                     $17.3300                           $16.8000

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. DENNIS PIETRZAK, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1995 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1968. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter, with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, many municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion, where performance was largely driven by buying activity among institutional investors drawn to the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0965 per share translated to a distribution rate of 6.89 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.22 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 11.62 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With interest rates hovering near
record lows, we focused on protecting the portfolio from the potential adverse effects of rising interest rates while maintaining the trust's yield. One of our primary methods for doing this was to purchase premium bonds with maturities of between 15 and 20 years. Our quantitative analysis showed that this segment of the yield curve offered the optimal combination of total return potential as well as downside protection in the form of a comfortable yield cushion and an intermediate maturity profile.

    The funds for these purchases came from a number of sources. Several of the fund's holdings were called by their issuers, and in other cases we preemptively sold prerefunded issues that posed a risk of imminent call activity. We also trimmed the fund's holdings of shorter premium bonds that would be likely to underperform in the event that interest rates began to climb. We followed a similar rationale in selling some of the portfolio's holdings of bonds in the shorter part of the intermediate segment of the yield curve.

    Our approach also continued to emphasize active trading of highly liquid bonds to capture shifts in relative value between various sectors and state markets. For example, our analysis showed that some A-rated hospital bonds were oversold during the period and reached prices that we believed more than compensated for any credit risk. We bought some of these issues with the expectation of selling them once they reached fair value. Similarly, we sold the some of the fund's holdings of New York bonds in the transportation sector when they reached our price targets in order to reinvest the proceeds into bonds with greater total return potential. These sales reduced the portfolio's exposure to transportation bonds by 4 percent.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities appears to have been a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           MUNICIPAL BONDS  154.2%
           ALABAMA  2.9%
$ 5,000    Jefferson Cnty, AL Swr Rev Cap Impt Wt Ser
           B (FGIC Insd)..............................      5.125%   02/01/42  $   5,115,000
  2,435    Marshall Cnty, AL Hlthcare Ser C...........      6.000    01/01/32      2,561,523
    381    Mobile, AL Indl Dev Brd Solid Waste Disp
           Rev Mobile Energy Svc Co Proj Rfdg (a)
           (b)........................................      6.950    01/01/20          2,856
                                                                               -------------
                                                                                   7,679,379
                                                                               -------------
           ARIZONA  1.8%
  2,500    Arizona Sch Fac Brd Ctf Part Ser A (MBIA
           Insd)......................................      5.250    09/01/17      2,759,425
  1,500    Maricopa Cnty, AZ Stadium Dist Rfdg (AMBAC
           Insd)......................................      5.375    06/01/19      1,639,635
    500    Scottsdale, AZ Indl Dev Auth Hosp Rev
           Scottsdale Hlthcare........................      5.800    12/01/31        517,320
                                                                               -------------
                                                                                   4,916,380
                                                                               -------------
           ARKANSAS  1.3%
  3,035    Fort Smith, AR Wtr & Swr Rev Ser A Rfdg
           (FSA Insd).................................      5.250    10/01/16      3,343,720
                                                                               -------------

           CALIFORNIA  7.9%
    375    California Rural Home Mtg Fin Auth Single
           Family Mtg Rev Ser C (GNMA
           Collateralized)............................      7.800    02/01/28        433,980
  5,000    California St..............................      5.000    02/01/24      5,025,500
  5,500    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd)......................................      5.500    05/01/16      6,212,745
  2,000    California St Dept Wtr Res Pwr Ser A.......      5.750    05/01/17      2,227,440
  5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
           Rev (Escrowed to Maturity) (MBIA Insd).....     *         09/01/17      2,517,600
  4,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Conv Cap Apprec Sr Lien Ser A (Escrowed
           to Maturity) (c)...........................    0/7.050    01/01/10      4,488,680
                                                                               -------------
                                                                                  20,905,945
                                                                               -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           COLORADO  4.1%
$ 2,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
           E-470 Proj Ser B (Prerefunded @
           08/31/05)..................................      7.000%   08/31/26  $   2,313,340
  1,505    Arapahoe Cnty, CO Ctfs Partn Rfdg (FSA
           Insd)......................................      5.250    12/01/15      1,701,688
    545    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives................................      5.250    09/01/21        562,217
  1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
           Adventist Hlth.............................      6.500    11/15/31      1,090,470
  1,000    Colorado Hsg Fin Auth Multi-Family Hsg Ins
           Mtg Ser B2 (FHA Gtd).......................      5.800    10/01/28      1,021,050
    406    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser A2.....................................      7.250    05/01/27        419,126
    265    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser C1.....................................      7.550    11/01/27        268,673
  1,000    Denver, CO City & Cnty Arpt Rev Ser B (MBIA
           Insd)......................................      6.250    11/15/07      1,138,590
  1,005    Greeley, CO Multi-Family Rev Hsg Mtg Creek
           Stone (FHA Gtd)............................      5.950    07/01/28      1,045,120
  1,000    Highlands Ranch Metro Dist No 2 CO Rfdg
           (FSA Insd).................................      6.500    06/15/11      1,217,310
                                                                               -------------
                                                                                  10,777,584
                                                                               -------------
           CONNECTICUT  2.1%
  3,250    Connecticut St Spl Oblig Pkg Rev Bradley
           Intl Arpt Ser A (ACA Insd).................      6.600    07/01/24      3,518,287
  1,000    Mashantucket Western Pequot Tribe CT Spl
           Rev Ser A, 144A--Private Placement (d).....      6.400    09/01/11      1,080,180
    840    Mashantucket Western Pequot Tribe CT Spl
           Rev Ser A, 144A--Private Placement
           (Escrowed to Maturity) (d).................      6.500    09/01/06        970,234
                                                                               -------------
                                                                                   5,568,701
                                                                               -------------
           DELAWARE  0.3%
    700    Delaware St Hlth Facs Auth Rev Nanticoke
           Mem Hosp Proj Ser B........................      5.625    05/01/32        716,877
                                                                               -------------

           DISTRICT OF COLUMBIA  1.9%
  5,000    Metropolitan Washington DC Arpt Auth Sys
           Ser A (FGIC Insd)..........................      5.250    10/01/32      5,109,750
                                                                               -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           FLORIDA  3.9%
$ 2,000    Escambia Cnty, FL Hlth Fac Auth Rev FL
           Hlthcare Fac Ln VHA Pgm (AMBAC Insd).......      5.950%   07/01/20  $   2,192,280
  1,000    Lakeland, FL Hosp Sys Rev Lakeland Regl
           Hlth Sys...................................      5.500    11/15/32      1,017,180
  2,100    Miami-Dade Cnty, FL Aviation Miami Intl
           Arpt (FGIC Insd)...........................      5.375    10/01/27      2,170,770
  2,500    Miami-Dade Cnty, FL Aviation Ser A (FSA
           Insd)......................................      5.000    10/01/33      2,512,025
  2,375    North Broward, FL Hosp Dist Rev Impt.......      6.000    01/15/31      2,490,401
                                                                               -------------
                                                                                  10,382,656
                                                                               -------------
           GEORGIA  6.9%
  2,367    Fulton Cnty, GA Lease Rev (e)..............      7.250    06/15/10      2,588,025
  7,000    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
           Insd)......................................      6.500    01/01/20      8,871,800
  6,245    Municipal Elec Auth GA Combustion Turbine
           Proj Ser A (MBIA Insd).....................      5.250    11/01/16      6,901,287
                                                                               -------------
                                                                                  18,361,112
                                                                               -------------
           ILLINOIS  13.0%
  2,000    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA
           Insd)......................................     *         01/01/23        727,240
  2,000    Chicago, IL Brd of Ed (FGIC Insd)..........      5.500    12/01/31      2,160,180
  5,000    Chicago, IL O'Hare Intl Arpt Rev Genl Arpt
           Second Lien Ser A Rfdg (MBIA Insd) (f).....      6.375    01/01/12      5,458,300
  2,000    Chicago, IL Pk Dist Hbr Fac Rev............      5.875    01/01/16      2,204,500
  6,400    Chicago, IL Sch Fin Auth Ser A (MBIA Insd)
           (f)........................................      5.000    06/01/09      6,772,992
    240    Chicago, IL Single Family Mtg Rev Ser A
           (GNMA Collateralized)......................      7.000    09/01/27        244,742
    195    Chicago, IL Single Family Mtg Rev Ser B
           (GNMA Collateralized)......................      7.625    09/01/27        203,584
  1,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (MBIA Insd)....................      5.750    01/01/25      1,113,900
  2,000    Cook Cnty, IL Cmnty Cap Apprec (FSA Insd)..     *         12/01/10      1,514,080
  2,500    Du Page Cnty, IL Trans Rev (FSA Insd)......      5.750    01/01/17      2,821,700
  3,285    Illinois Hlth Facs Auth Rev Midwest
           Physician Group Ltd Proj (Prerefunded @
           11/15/04)..................................      8.125    11/15/19      3,687,215
    650    Illinois Hsg Dev Auth Rev Homeowner Mtg
           G2.........................................      6.050    08/01/29        690,885

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           ILLINOIS (CONTINUED)
$ 3,630    Kendall, Kane & Will Cntys, IL Cmnty Sch
           Dist 308 Ser B (FGIC Insd).................      5.250%   10/01/20  $   3,907,768
  1,000    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expn Proj Rfdg
           (FGIC Insd)................................      5.500    12/15/24      1,083,430
  1,865    Sangamon Cnty, IL Cmnty Unit Sch Dist No 5
           (FGIC Insd)................................      6.500    12/01/05      2,097,491
                                                                               -------------
                                                                                  34,688,007
                                                                               -------------
           INDIANA  3.0%
  3,270    Allen Cnty, IN War Mem Coliseum Ser A
           (AMBAC Insd)...............................      5.500    11/01/16      3,655,239
  1,000    Indiana St Dev Fin Auth Rev Exempt Fac Conv
           Rfdg.......................................      5.950    08/01/30        905,940
  1,210    North Adams, IN Cmnty Sch Cap Apprec First
           Mtg (FSA Insd).............................     *         01/15/16        675,495
  2,500    Purdue Univ, IN Univ Rev Student Fee Ser B
           (Prerefunded @ 01/01/05)...................      6.750    07/01/09      2,796,500
                                                                               -------------
                                                                                   8,033,174
                                                                               -------------
           IOWA  0.8%
  1,890    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
           Insd)......................................      5.750    06/01/17      2,166,772
                                                                               -------------

           KENTUCKY  2.9%
  1,475    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
           Northn KY Intl Arpt Ser A Rfdg (MBIA
           Insd)......................................      6.200    03/01/08      1,691,368
  2,000    Kentucky Hsg Corp Hsg Rev Ser F (FNMA
           Collateralized)............................      5.450    01/01/32      2,072,360
  1,250    Kentucky St Tpk Auth Econ Dev
           Revitalization Proj Rfdg (Prerefunded @
           01/01/11) (FSA Insd).......................      5.625    07/01/13      1,415,125
  2,345    Kentucky St Tpk Auth Econ Dev
           Revitalization Proj Rfdg (FSA Insd)........      5.625    07/01/14      2,648,068
                                                                               -------------
                                                                                   7,826,921
                                                                               -------------
           MARYLAND  1.0%
  2,350    Northeast, MD Waste Disp Auth Rfdg (AMBAC
           Insd)......................................      5.500    04/01/16      2,584,647
                                                                               -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           MASSACHUSETTS  3.7%
$ 4,000    Massachusetts Muni Whsl Elec Co Proj 6 A
           (MBIA Insd)................................      5.250%   07/01/15  $   4,408,400
  3,000    Massachusetts St Dev Fin Agy Semass Sys Ser
           A (MBIA Insd)..............................      5.625    01/01/16      3,327,540
  1,000    Massachusetts St Fed Hwy Grant Antic Nt Ser
           A..........................................      5.750    06/15/15      1,147,450
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Partn Hlthcare Sys Ser C...................      5.750    07/01/32      1,057,180
                                                                               -------------
                                                                                   9,940,570
                                                                               -------------
           MICHIGAN  2.6%
  3,505    Detroit, MI Wtr Supply Sys Ser B
           (MBIA Insd)................................      5.250    07/01/18      3,844,880
  2,000    Michigan St Ctf Part (AMBAC Insd)..........      5.500    06/01/27      2,171,000
  1,000    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg.....................      5.650    09/01/29      1,021,430
                                                                               -------------
                                                                                   7,037,310
                                                                               -------------
           MINNESOTA  0.4%
  1,000    Chaska, MN Elec Rev Ser A..................      6.100    10/01/30      1,066,480
                                                                               -------------

           MISSISSIPPI  1.4%
  2,500    Mississippi Home Corp Single Family Rev Mtg
           Ser C (GNMA Collateralized)................      7.600    06/01/29      2,778,175
    980    Mississippi Home Corp Single Family Rev Mtg
           Ser F (GNMA Collateralized)................      7.550    12/01/27      1,030,313
                                                                               -------------
                                                                                   3,808,488
                                                                               -------------
           MISSOURI  2.3%
  2,250    Cape Girardeau Cnty, MO Indl Southeast MO
           Hosp Assoc.................................      5.500    06/01/22      2,297,452
    180    Saint Louis Cnty, MO Single Family Mtg Rev
           (MBIA Insd)................................      6.900    04/01/16        192,200
  3,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd)
           (f)........................................      6.200    06/01/10      3,552,480
                                                                               -------------
                                                                                   6,042,132
                                                                               -------------
           NEVADA  0.6%
  1,500    Reno, NV Sr Lien Retrac Reno Trans Proj
           (AMBAC Insd)...............................      5.125    06/01/32      1,544,070
                                                                               -------------

           NEW HAMPSHIRE  1.1%
  2,500    New Hampshire Hlth & Ed Fac Univ Sys of NH
           (AMBAC Insd)...............................      5.500    07/01/15      2,824,675
                                                                               -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           NEW JERSEY  11.8%
$ 2,000    Garden St Preservation Tr NJ Ser A (FSA
           Insd)......................................      5.250%   11/01/18  $   2,213,580
 20,000    New Jersey Econ Dev Auth St Contract Econ
           Recovery (MBIA Insd) (f)...................      5.900    03/15/21     23,837,000
  5,000    New Jersey St Ed Fac Auth Higher Ed Cap
           Impt Ser A (AMBAC Insd)....................      5.250    09/01/21      5,387,700
                                                                               -------------
                                                                                  31,438,280
                                                                               -------------
           NEW MEXICO  1.3%
  3,215    New Mexico Mtg Fin Auth Single Family Mtg
           Pgm Ser G (GNMA Collateralized)............      7.250    07/01/26      3,390,250
                                                                               -------------

           NEW YORK  13.3%
 10,000    New York City Ser A (f)....................      7.000    08/01/07     11,409,300
  3,000    New York City Ser A Rfdg...................      7.000    08/01/05      3,325,740
  2,500    New York St Dorm Auth Lease Mun Hlth Facs
           Impt Ser 1 (FSA Insd)......................      5.500    01/15/12      2,843,200
  1,500    New York St Dorm Auth Rev Mental Hlth Svcs
           Fac Ser A..................................      5.750    08/15/12      1,684,185
  1,445    New York St Dorm Auth Rev Secd Hosp North
           Gen Hosp Rfdg (MBIA Insd)..................      5.750    02/15/17      1,651,274
  2,040    New York St Dorm Auth Rev Secd Hosp North
           Gen Hosp Rfdg..............................      5.750    02/15/18      2,275,090
  3,800    New York St Mtg Agy Rev Ser 101............      5.400    04/01/32      3,958,384
  3,500    Port Auth NY & NJ Cons 97th Ser (FGIC
           Insd)......................................      6.650    01/15/23      3,779,720
  4,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
           JFK Intl Arpt Terminal 6 (MBIA Insd).......      5.750    12/01/22      4,359,520
                                                                               -------------
                                                                                  35,286,413
                                                                               -------------
           NORTH CAROLINA  6.7%
  1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys
           Rev Ser D..................................      6.700    01/01/19      1,660,515
 11,000    North Carolina Muni Pwr Agy No 1 Catawba
           Elec Rev Rfdg (MBIA Insd) (f)..............      6.000    01/01/12     12,990,890
  3,000    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd)......................................      5.250    01/01/19      3,249,270
                                                                               -------------
                                                                                  17,900,675
                                                                               -------------
           NORTH DAKOTA  0.4%
  1,030    North Dakota St Hsg Fin Agy Ser C..........      5.550    07/01/29      1,059,829
                                                                               -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           OHIO  3.8%
$ 1,000    Akron, OH Ctf Partn Akron Muni Baseball
           Stad Proj..................................      6.500%   12/01/07  $   1,093,370
  1,190    Bowling Green St Univ OH (FGIC Insd).......      5.750    06/01/14      1,370,785
    500    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj.......................................      7.500    01/01/30        554,715
  3,000    Lucas Cnty, OH Hosp Rev Promedica Hlthcare
           Oblig (MBIA Insd)..........................      6.000    11/15/07      3,420,240
  1,500    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
           Group Ser A................................      6.000    11/15/32      1,557,525
  1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg
           Ltd Part Proj Rfdg (AMBAC Insd)............      6.375    04/01/29      1,078,720
  1,385    Pickerington, OH Loc Sch Dist Cap Apprec
           Sch Facs Contr (FGIC Insd).................     *         12/01/10      1,061,076
                                                                               -------------
                                                                                  10,136,431
                                                                               -------------
           OKLAHOMA  3.6%
  4,770    McAlester, OK Pub Wks Auth Util Cap Apprec
           (FSA Insd).................................     *         02/01/34        989,966
  1,300    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg
           (FSA Insd).................................      5.750    07/01/30      1,458,158
  1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
           (AMBAC Insd)...............................      6.250    11/01/22      1,190,660
  2,000    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med
           Cent Proj Rfdg (Escrowed to Maturity)
           (Connie Lee Insd)..........................      6.125    06/01/05      2,191,020
  3,140    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med
           Cent Proj Rfdg (Escrowed to Maturity)
           (Connie Lee Insd)..........................      6.250    06/01/08      3,694,273
                                                                               -------------
                                                                                   9,524,077
                                                                               -------------
           OREGON  3.0%
  2,500    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd)......................................      5.250    07/01/22      2,672,850
  5,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd)......................................      5.250    11/01/18      5,443,000
                                                                               -------------
                                                                                   8,115,850
                                                                               -------------
           PENNSYLVANIA  2.1%
  1,000    Harrisburg, PA Cap Apprec Nts Ser F Rfdg
           (AMBAC Insd)...............................     *         03/15/15        601,980
  1,865    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
           Insd)......................................     *         09/15/15      1,098,951

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,865    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
           Insd)......................................     *         03/15/16  $   1,060,905
  1,500    Pennsylvania St Higher Ed UPMC Hlth Sys Ser
           A..........................................      6.000%   01/15/31      1,567,560
  1,000    Philadelphia, PA Sch Dist Ser A (FSA
           Insd)......................................      5.750    02/01/13      1,144,480
                                                                               -------------
                                                                                   5,473,876
                                                                               -------------
           SOUTH CAROLINA  3.0%
  1,250    Easley, SC Util Rev Comb (FSA Insd)........      5.250    12/01/18      1,368,662
  4,000    South Carolina Jobs Econ Dev Rev Bon
           Secours Hlth Sys Inc A.....................      5.625    11/15/30      4,094,760
  2,500    South Carolina Jobs Econ Elec & Gas Co Proj
           A (AMBAC Insd).............................      5.200    11/01/27      2,619,325
                                                                               -------------
                                                                                   8,082,747
                                                                               -------------
           SOUTH DAKOTA  0.6%
  1,375    Deadwood, SD Ctfs Partn (ACA Insd).........      6.375    11/01/20      1,490,747
                                                                               -------------

           TENNESSEE  0.9%
  1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
           First Mtg Ser B Impt & Rfdg................      8.000    07/01/33      1,134,270
  1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn St Hlth Ser A Rfdg (MBIA
           Insd)......................................      7.500    07/01/25      1,269,850
                                                                               -------------
                                                                                   2,404,120
                                                                               -------------
           TEXAS  15.7%
    980    Austin, TX Utility Sys Rev Comb (AMBAC
           Insd)......................................      6.500    11/15/05      1,101,344
     20    Austin, TX Utility Sys Rev Comb (Escrowed
           to Maturity) (AMBAC Insd)..................      6.500    11/15/05         22,487
  2,500    Brazos River Auth TX Pollutn Ctl Rev Adj TX
           Elec Co Proj Ser C Rfdg....................      5.750    05/01/36      2,461,125
  2,545    Dallas Cnty, TX Cmnty College Fin Sys
           (AMBAC Insd)...............................      5.375    02/15/17      2,799,754
  3,000    Dallas Cnty, TX Util & Reclamation Dist Ser
           B Rfdg (AMBAC Insd)........................      5.875    02/15/29      3,196,920
  2,500    Dallas, TX Wtrwks & Swr Sys Rev & Impt Rfdg
           (FSA Insd).................................      5.375    10/01/18      2,775,850
  5,500    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt
           Ser A Rfdg (FGIC Insd).....................      5.500    11/01/31      5,736,940
  1,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
           A (FGIC Insd)..............................      5.750    11/01/30      1,601,130

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           TEXAS (CONTINUED)
$ 2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd)......................................      5.500%   07/01/20  $   2,180,940
  3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (FSA Insd).................................      5.625    07/01/30      3,125,340
  5,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (FSA Insd).................................      5.125    07/01/32      5,047,000
  1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj........................      7.250    01/01/31      1,356,360
  5,000    North Cent TX Hlth Fac Dev Hosp Childrens
           Med Ctr Dallas (AMBAC Insd)................      5.250    08/15/32      5,158,100
  1,225    Sabine River Auth TX Pollutn Ctl Rev TX
           Elec Proj Ser A Rfdg.......................      6.450    06/01/21      1,202,509
  1,303    Texas Gen Svcs Comm Partn Int Lease Purch
           Ctfs.......................................      7.250    08/01/11      1,321,495
  2,360    University TX Univ Rev Fin Sys Ser B.......      5.250    08/15/20      2,555,951
                                                                               -------------
                                                                                  41,643,245
                                                                               -------------
           WASHINGTON  17.7%
  9,850    Bellevue, WA Convention Cent Comp Int Rfdg
           (MBIA Insd)................................     *         02/01/25      3,156,925
  3,750    Chelan Cnty, WA Pub Util Dist No. 001 Cons
           Rev Chelan Hydro Ser A (MBIA Insd).........      5.600    01/01/36      3,946,837
  5,000    Energy Northwest WA Elec Rev Columbia
           Generating Ser A Rfdg (FSA Insd)...........      5.500    07/01/16      5,574,550
  2,000    Port Seattle, WA Rev Ser B (MBIA Insd).....      5.625    02/01/24      2,106,780
  4,000    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
           Insd) (f)..................................      5.500    01/01/11      4,546,800
  2,900    Thurston & Pierce Cntys, WA (FSA Insd).....      5.000    12/01/22      3,015,217
  9,975    Washington St Pub Pwr Supply Ser B (MBIA
           Insd)......................................      5.600    07/01/15     10,250,110
     25    Washington St Pub Pwr Supply Ser B
           (Prerefunded @ 07/01/03) (MBIA Insd).......      5.600    07/01/15         25,690
 10,975    Washington St Pub Pwr Supply Sys Nuclear
           Proj No 1 Rev Ser A (MBIA Insd)............      5.700    07/01/17     11,269,240
  5,125    Washington St Pub Pwr Supply Sys Nuclear
           Proj No 3 Rev Ser C Rfdg (MBIA Insd).......     *         07/01/14      3,151,875
                                                                               -------------
                                                                                  47,044,024
                                                                               -------------
           WEST VIRGINIA  3.0%
  8,000    Harrison Cnty, WV Cmnty Solid Waste Disp
           Rev West Penn Pwr Co Proj Ser A (MBIA Insd)
           (f)........................................      6.875    04/15/22      8,111,200
                                                                               -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)      DESCRIPTION                                   COUPON      MATURITY      VALUE
           WISCONSIN  1.3%
$ 1,500    Southeast WI Professional Baseball Pk Dist
           Sales Tax Rev Ser A Rfdg (MBIA Insd).......      5.500%   12/15/20  $   1,727,820
  1,825    Wisconsin Hsg & Econ Dev Auth Home
           Ownership Rev Ser F........................      5.250    07/01/29      1,860,843
                                                                               -------------
                                                                                   3,588,663
                                                                               -------------
           WYOMING  0.1%
    240    Wyoming Cmnty Dev Auth Hsg Rev Ser 2.......      6.350    06/01/29        254,359
                                                                               -------------
TOTAL LONG-TERM INVESTMENTS  154.2%
  (Cost $375,007,451)........................................................    410,270,136
SHORT-TERM INVESTMENTS  1.6%
  (Cost $4,300,000)..........................................................      4,300,000
                                                                               -------------
TOTAL INVESTMENTS  155.8%
  (Cost $379,307,451)........................................................    414,570,136

OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%...................................      1,586,150

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (56.4%)...................   (150,104,673)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................  $ 266,051,613
                                                                               =============

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

 * Zero coupon bond

(a) Non-income producing security.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Asset segregated as collateral for open futures transactions.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $379,307,451).......................  $414,570,136
Cash........................................................       364,244
Receivables:
  Interest..................................................     6,419,138
  Investments Sold..........................................       569,349
Other.......................................................           802
                                                              ------------
    Total Assets............................................   421,923,669
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     4,974,050
  Investment Advisory Fee...................................       203,901
  Variation Margin on Futures...............................       190,187
  Administrative Fee........................................        16,992
  Affiliates................................................         9,528
Accrued Expenses............................................       192,791
Trustees' Deferred Compensation and Retirement Plans........       179,934
                                                              ------------
    Total Liabilities.......................................     5,767,383
Preferred Shares (including accrued distributions)..........   150,104,673
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $266,051,613
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($266,051,613 divided by
  15,352,891 shares outstanding)............................  $      17.33
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 15,352,891 shares issued and
  outstanding)..............................................  $    153,529
Paid in Surplus.............................................   226,695,485
Net Unrealized Appreciation.................................    35,104,044
Accumulated Undistributed Net Investment Income.............     3,063,939
Accumulated Net Realized Gain...............................     1,034,616
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $266,051,613
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 6,000 issued with liquidation preference of
  $25,000 per share)........................................  $150,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $416,051,613
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $10,804,974
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,230,292
Preferred Share Maintenance.................................      196,281
Administrative Fee..........................................      102,525
Trustees' Fees and Related Expenses.........................       32,251
Legal.......................................................       18,350
Custody.....................................................       12,670
Other.......................................................      122,274
                                                              -----------
    Total Expenses..........................................    1,714,643
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 9,090,331
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 2,239,194
  Futures...................................................   (1,049,492)
                                                              -----------
Net Realized Gain...........................................    1,189,702
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   30,617,858
  End of the Period:
    Investments.............................................   35,262,685
    Futures.................................................     (158,641)
                                                              -----------
                                                               35,104,044
                                                              -----------
Net Unrealized Appreciation During the Period...............    4,486,186
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 5,675,888
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,049,438)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $13,716,781
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $  9,090,331        $ 18,848,277
Net Realized Gain..................................      1,189,702           7,531,948
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      4,486,186          (5,147,455)

Distributions to Preferred Shareholders:
  Net Investment Income............................       (511,718)         (1,453,653)
  Net Realized Gain................................       (537,720)         (1,173,929)
                                                      ------------        ------------
Change in Net Assets Applicable to Common Shares
  from Operations..................................     13,716,781          18,605,188

Distributions to Common Shareholders:
  Net Investment Income............................     (8,888,357)        (16,611,005)
  Net Realized Gain................................     (7,109,923)         (3,700,047)
                                                      ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................     (2,281,499)         (1,705,864)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    268,333,112         270,038,976
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $3,063,939
  and $3,373,683, respectively)....................   $266,051,613        $268,333,112
                                                      ============        ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      SIX MONTHS
                                                        ENDED
                                                      APRIL 30,     -------------------
                                                         2003       2002 (a)     2001
                                                      ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............  $ 17.48      $ 17.59     $ 16.29
                                                       -------      -------     -------
  Net Investment Income..............................      .59         1.23        1.26
  Net Realized and Unrealized Gain/Loss..............      .37          .15        1.29
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income............................     (.03)        (.09)       (.32)
    Net Realized Gain................................     (.04)        (.08)       (.01)
                                                       -------      -------     -------
Total from Investment Operations.....................      .89         1.21        2.22
  Distributions Paid to Common Shareholders:
    Net Investment Income............................     (.58)       (1.08)       (.92)
    Net Realized Gain................................     (.46)        (.24)        -0-
                                                       -------      -------     -------
NET ASSET VALUE, END OF THE PERIOD...................  $ 17.33      $ 17.48     $ 17.59
                                                       =======      =======     =======
Common Share Market Price at End of the Period.......  $ 16.80      $ 16.04     $ 15.65
Total Return (b).....................................   11.62%*      11.36%      21.42%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)...............................  $ 266.1      $ 268.3     $ 270.0
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)..................................    1.31%        1.42%       1.58%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)....................    6.96%        7.17%       7.40%
Portfolio Turnover...................................      17%*         43%         34%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c)...............................     .84%         .91%       1.00%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)....................    6.57%        6.61%       5.54%
SENIOR SECURITIES:
Total Preferred Shares Outstanding...................    6,000        6,000       6,000
Asset Coverage Per Preferred Share (e)...............  $69,359      $69,736     $70,006
Involuntary Liquidating Preference Per Preferred
  Share..............................................  $25,000      $25,000     $25,000
Average Market Value Per Preferred Share.............  $25,000      $25,000     $25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .03%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


                                 YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------
      2000      1999       1998       1997       1996       1995       1994       1993
----------------------------------------------------------------------------------------
    $  15.67   $ 17.61   $  16.96   $  16.12   $  15.85   $  14.39   $  17.30   $  14.99
    --------   -------   --------   --------   --------   --------   --------   --------
        1.27      1.25       1.26       1.26       1.27       1.28       1.30       1.36
         .65     (1.97)       .64        .83        .27       1.58      (2.92)      2.33
        (.40)     (.32)      (.35)      (.35)      (.36)      (.39)      (.27)      (.28)
         -0-       -0-        -0-        -0-        -0-        -0-        -0-       (.02)
    --------   -------   --------   --------   --------   --------   --------   --------
        1.52     (1.04)      1.55       1.74       1.18       2.47      (1.89)      3.39
        (.90)     (.90)      (.90)      (.90)      (.91)     (1.01)     (1.02)     (1.02)
         -0-       -0-        -0-        -0-        -0-        -0-        -0-       (.06)
    --------   -------   --------   --------   --------   --------   --------   --------
    $  16.29   $ 15.67   $  17.61   $  16.96   $  16.12   $  15.85   $  14.39   $  17.30
    ========   =======   ========   ========   ========   ========   ========   ========
    $13.6875   $ 13.50   $  16.50   $15.0625   $  13.75   $ 13.625   $  13.00   $ 16.375
       8.28%   -13.29%     15.91%     16.54%      7.72%     12.70%    -14.96%     20.85%
    $  250.1   $ 240.5   $  270.3   $  260.3   $  247.5   $  243.3   $  220.9   $  265.6
       1.68%     1.62%      1.61%      1.64%      1.66%      1.75%      1.69%      1.62%
       8.04%     7.35%      7.25%      7.64%      7.96%      8.45%      8.14%      8.22%
         29%       30%        29%        49%        85%        70%        76%        52%
       1.03%     1.03%      1.03%      1.03%      1.03%      1.06%      1.05%      1.02%
       5.49%     5.48%      5.24%      5.51%      5.73%      5.87%      6.43%      6.51%
       6,000     6,000      3,000      3,000      3,000      3,000      3,000      3,000
    $ 66,683   $65,086   $140,098   $136,771   $132,502   $131,094   $123,637   $138,519
    $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Opportunity Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on April 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, the Trust had no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $378,526,961
                                                                ============
Gross tax unrealized appreciation...........................      36,773,637
Gross tax unrealized depreciation...........................        (730,462)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 36,043,175
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                   2002
Distributions paid from:
  Ordinary income...........................................    $  229,243
  Long-term capital gain....................................     4,961,634
                                                                ----------
                                                                $5,190,877
                                                                ==========

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,942,714
Undistributed long-term capital gain........................     5,824,197

    Net realized gains and losses may differ for financial and tax purposes as a result of wash sales or gains or losses recognized for tax purposes on open future transactions on April 30, 2003.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $9,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $23,800 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $67,503,553 and $73,453,844, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in futures on U.S. Treasury Bonds and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

    Upon entering into futures contracts, the Trust maintains, in a segregated account with its custodian, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts, each with a par value of $100,000, for the six months ended April 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2002.............................       291
Futures Opened..............................................       792
Futures Closed..............................................      (697)
                                                                  ----
Outstanding at April 30, 2003...............................       386
                                                                  ====

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    The futures contracts outstanding as of April 30, 2003, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
Short Contracts:
  U.S. Treasury Notes 5 Year Futures, June 2003 (Current
    Notional Value of $113,750 per contract)................     312         $(136,936)
  U.S. Treasury Notes 10 Year Futures, June 2003 (Current
    Notional Value of $115,125 per contract)................      74           (21,705)
                                                                 ---         ---------
                                                                 386         $(158,641)
                                                                 ===         =========

5. PREFERRED SHARES

The Trust has outstanding 6,000 Auction Preferred Shares ("APS") in two series of 3,000 shares each. Dividends are cumulative and the dividend rate on each series is currently reset every 28 days through an auction process. The average rate in effect on April 30, 2003 was 1.035%. During the six months ended April 30, 2003, the rates ranged from 0.990% to 2.050%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

       Van Kampen Funds Inc.
        Attn: Closed-End Funds
         2800 Post Oak Blvd.
          Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VMO SAR 6/03                                                   Member NASD/SIPC.
                                                                11210F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003